Financial Instruments	12 Months Ended
Dec. 31, 2017
Disclosure of financial instrument [Abstract]
Disclosure of financial instruments [text block]
35.	Financial Instruments

(1)	Fair value and carrying amount

The carrying amount of the Company’s non-derivative financial instruments – current, including cash and cash equivalents, receivables or payables (including related parties), other current financial assets, and short-term borrowings, were considered to approximate their fair value due to their short-term nature.

Except for aforementioned financial instruments, the carrying amount and fair value of other financial instruments of the Company as of December 31, 2017 and 2016 were as follows:

	December 31, 2017		December 31, 2016
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(in thousands)
Financial assets:
Financial assets at fair value through profit or loss:
Foreign currency forward contracts	$70,366	70,366	65,669	65,669
Available-for-sale financial assets – noncurrent	4,348,134	4,348,134	3,030,278	3,030,278
Loans and receivables:
Long-term receivables	$1,790,400	1,790,400	1,974,271	1,974,271
Refundable deposits	515,148	515,148	133,221	133,221

Financial liabilities:
Financial liabilities at fair value through profit or loss:
Foreign currency forward contracts	106,597	106,597	896,998	896,998
Derivative financial liabilities for hedging:
Interest rate swap contracts	-	-	3,540	3,540
Financial liabilities measured at amortized cost:
Long-term borrowings (including current installments)	110,608,010	110,608,010	124,262,620	124,262,620
Guarantee deposits received	838,482	838,482	838,263	838,263

(2)	Valuation techniques and assumptions applied in fair value measurement

The fair values of financial assets and financial liabilities with standard terms and conditions and traded in active markets are determined with reference to quoted market prices. Except the aforementioned, the fair vales of other financial assets and financial liabilities are measured using the generally accepted pricing models based on discounted cash flow analysis.

Descriptions of the valuation methodologies, including the valuation techniques and the input(s) used in the fair value measurements for assets and liabilities are discussed as follows:

The fair values of financial assets which were publicly traded on active markets were determined with reference to quoted market prices.

Those non-publicly traded equity securities which are included in available-for-sale financial assets, are determined using an analysis of various factors. These factors include the private company’s current operating and future expected performance, as well as changes in the industry and market prospects.

For derivative financial instruments such as foreign currency forward contacts and interest rate swap contracts, fair values are estimated using industry standard valuation models. These models use market-based observable inputs including interest rate curves, foreign exchange rates, and forward and spot prices for currencies to project fair value.

Fair value of long-term receivable is determined by discounting the expected cash flows at a market interest rate.

The refundable deposits and guarantee deposits received are based on carrying amount as there is no fixed maturity.

The fair value of floating-rate long-term borrowings approximates to their carrying value.

(3)	Fair value measurements recognized in the consolidated statements of financial position

The Company determines fair value based on assumptions that market participants would use in pricing an asset or a liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

(i)	Level 1 inputs: Unadjusted quoted prices for identical assets or liabilities in active markets.

(ii)	Level 2 inputs: Other than quoted prices included within Level 1, inputs are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).

(iii)	Level 3 inputs: Derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).

The fair value measurement level of an asset or a liability within their fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The Company uses valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

Financial assets and liabilities measured at fair value on a recurring basis were as follows:

	Level 1	Level 2	Level 3	Total
	(in thousands)
December 31, 2017
Financial assets at fair value through profit or loss:
Foreign currency forward contracts	$-	70,366	-	70,366
Available-for-sale financial assets – noncurrent	4,170,319	-	177,815	4,348,134
Loans and receivables:
Long-term receivables	-	1,790,400	-	1,790,400
Financial liabilities at fair value through profit or loss:
Foreign currency forward contracts	-	106,597	-	106,597

December 31, 2016
Financial assets at fair value through profit or loss:
Foreign currency forward contracts	$-	65,669	-	65,669
Available-for-sale financial assets – noncurrent	2,836,696	-	193,582	3,030,278
Loans and receivables:
Long-term receivables	-	1,974,271	-	1,974,271
Financial liabilities at fair value through profit or loss:
Foreign currency forward contracts	-	896,998	-	896,998
Derivative financial liabilities for hedging:
Interest rate swap contracts	-	3,540	-	3,540

There were no transfers between Level 1 and 2 for the years ended December 31, 2017 and 2016.

(4)	Reconciliation for recurring fair value measurements categorized within Level 3

Changes in Level 3 fair value measurements for the years ended December 31, 2017, 2016 and 2015 were as follows:

	Available-for-sale financial assets without quoted market prices
	For the years ended December 31,
	2017	2016	2015
	(in thousands)
Balance at the beginning of the year	$193,582	70,938	37,345
Net realized/unrealized gains (losses) included in:
Profit or loss(i)	(30,000)	(686)	99,517
Other comprehensive income	-	-	-
Purchases	14,233	66,948	33,593
Transfer in	-	56,400	-
Disposals	-	-	(99,517)
Effect of change in exchange rate	-	(18)	-
Balance at the end of the year	$177,815	193,582	70,938

(i)
Change in unrealized losses, which were included in profit or loss, relating to those available-for-sale assets without quoted market prices held at December 31, 2017, 2016 and 2015 were $30,000 thousand, $686 thousand and nil, respectively.

(5)	Description of valuation processes for fair value measurements categorized within Level 3

Fair value measurements of assets and liabilities are determined using various valuation techniques, including the discounted cash flows and other valuation models. As deemed necessary, the Company utilizes the assistance of external experts in performing the valuation and the development of such valuation models, which include the analysis and comparison of model valuation results to market transactions and market data. The Company’s management reviews the policy and procedures of fair value measurements annually, or more frequently as deemed necessary. When a fair value measurement involves one or more significant inputs that are unobservable, the Company monitors the valuation process discreetly and examines whether the inputs are used the most relevant market data available.

The Company holds certain non-publicly listed stocks which are not traded in an active market. The Company reviews the current operating and future expected performance of these private companies based on evaluation of the latest available financial statements, as well as changes in the industry and market prospects based on publicly available information. An improvement (decline) in the operating and future expected performance results in a higher (lower) fair value measurement. Generally, changes in the industry and market prospects are directionally consistent with the changes in operating and future performance of the companies.